Condensed financial information of the Company (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	$ 344,948,542	$ 521,416,425
Parent Company [Member] | XIN Development Group International Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	84,455,955	71,149,572
Loan facility, maximum borrowing amount	$ 50,000,000
Stated rate	17.50%
Accrued interest	$ 35,354,076	22,047,693
Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Amounts restricted including paid-in capital and statutory reserves	$ 582,973,296	$ 387,450,518